2. LOANS: Schedule of Small homogeneous consumer loans (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Small homogeneous consumer loans

December 31, 2021	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$870,018,568	84.2%	$37,635,360	91.3%
Real Estate Loans	44,943,030	4.4	25,643	0.1
Sales Finance Contracts	118,124,535	11.4	3,538,625	8.6
Total	$1,033,086,133	100.0%	$41,199,628	100.0%

December 31, 2020	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$775,713,298	84.5%	$42,142,861	92.6%
Real Estate Loans	39,293,179	4.3	41,751	0.1
Sales Finance Contracts	102,435,221	11.2	3,335,359	7.3
Total	$917,441,698	100.0%	$45,519,971	100.0%